Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net (loss) income	$ (273,945)	$ 5,284	$ (5,143)
Adjustments to reconcile net income to net cash provided by operating activities:
Consolidated Depreciation	26,296	38,275	40,227
Stock-based compensation expense	15,368	10,974	9,108
Consolidated Intangible Amortization	8,345	5,772	2,870
Amortization of Financing Costs and Discounts	10,288	3,853	982
Deferred income taxes	51,958	3,786	(6,969)
Write off of deferred financing costs	0	2,721	2,926
Excess tax benefit from stock-based compensation arrangements	(804)	(507)	(23)
Non-cash restructuring charges	0	657	4,924
Non Cash Adjustment Derivative Fair Value	1,000	1,142	0
Gain on Disposition of Intangible Assets	0	(15,000)	0
Gain On Previously Held Investment	(7,798)	0	0
Goodwill and Intangible Asset Impairment	203,081	0	0
Other	(2,788)	2,232	649
Changes in assets and liabilities (net of acquisitions):
Accounts receivable	(3,477)	(717)	9,056
Inventories	7,374	20,622	(1,723)
Prepaid expenses and other current assets	(21,945)	(15,498)	(10,556)
Accounts payable	(1,334)	(1,315)	(6,398)
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(61,151)	0	0
Accrued expenses and other liabilities	12,931	6,541	21,511
Net cash provided by operating activities	(36,601)	68,822	61,441
Investing activities:
Capital expenditures	(37,530)	(19,323)	(46,957)
Acquisition of business	(95,409)	0	(5,639)
Purchase of intangible assets	(4,291)	(4,112)	(1,624)
Maturities of held-to-maturity marketable securities	0	0	4,748
Sales and maturities of available-for-sale marketable securities	27,332	13,565	38,509
Investment in available-for-sale marketable securities	(20,719)	(2,878)	(25,097)
Proceeds from sale of assets	9,300	11,700	5,500
Net cash used in investing activities	(121,317)	(1,048)	(30,560)
Financing activities:
Issuance of common stock	6,328	1,944	540
Payments of long term borrowings	0	(144,375)	(5,596)
Proceeds from Issuance of Warrants	0	34,595	0
Payments for (Proceeds from) Hedge, Financing Activities	0	(56,195)	0
Redemption of convertible senior notes	0	(25,343)	(170,889)
Proceeds from long term borrowings	0	0	150,000
Payment of Financing and Stock Issuance Costs	(16)	(9,637)	(2,892)
Proceeds From Cash Settled Convertible Debt	0	300,000	0
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	0	1,769	0
Repayments of Long-term Capital Lease Obligations	(859)	(1,006)	(1,236)
Excess tax benefit from stock-based compensation arrangements	804	507	23
Net cash provided by (used in) financing activities	6,257	98,721	(30,050)
Net increase in cash and cash equivalents	(151,625)	166,718	381
Effect of exchange rates on cash and cash equivalents	36	223	(450)
Consolidated cash and cash equivalents, beginning of year	320,360	153,642	153,261
Consolidated Cash and Equivalents, end of year	$ 168,735	$ 320,360	$ 153,642